Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 02, 2020	Jun. 28, 2020	Jun. 16, 2020	Jun. 08, 2020	Jun. 08, 2020	Jul. 06, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	May 25, 2020	Mar. 30, 2020	Dec. 31, 2018
Number of shares exchanged, value
Warrants exercise price per share							$ 5.00		$ 0.75		$ 7.74	$ 0.75
Number of options granted to purchase of common stock, shares							280,000
Investors [Member]
Warrants exercise price per share								$ 11.31
Subsequent Event [Member] | PEC [Member]
Number of common shares issued						1,201,749
Issuance of common stock - subsidiary share exchange, shares						14,222,975
Subsequent Event [Member] | ARETE Wealth Management [Member]
Warrants to purchase common stock										275,000
Warrants exercise price per share										$ 9.00
Subsequent Event [Member] | Purchase Agreements [Member] | Convertible Notes [Member]
Warrants to purchase common stock						55,172
Number of common shares issued						55,000
Convertible notes principal balance						$ 2,100,000
Warrants exercise price per share						$ 8.09
Subsequent Event [Member] | Purchase Agreements [Member] | Investors [Member]
Sale of common stock, shares					3,735,922	111,459
Sale of stock price per share				$ 7.00	$ 7.00
Warrants to purchase common stock				3,735,922	3,735,922
Warrants purchase price				$ 26,151,454	$ 26,151,454
Sale of common stock shares, value						$ 403,895
Subsequent Event [Member] | Purchase Agreements [Member] | Credit Suisse Capital LLC [Member]
Sale of common stock, shares	2,162,163
Sale of stock price per share	$ 9.25
Sale of common stock shares, value	$ 20,000,008
Subsequent Event [Member] | Employment Agreement [Member]
Number of options granted to purchase of common stock, shares				850,000
Exercise price, per share				$ 10.435	$ 10.435
Subsequent Event [Member] | Letter Agreement [Member]
Number of options granted to purchase of common stock, shares		1,203,297
Exercise price, per share		$ 11.15
Subsequent Event [Member] | Series D Preferred Stock [Member]
Number of shares redeemed			253,000
Number of shares exchanged, value			$ 339,174
Preferred stock, shares outstanding	203,000